Deposits (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current portion:
Suppliers	$ 1,421,246	$ 150,322
Non-current portion:
Suppliers	1,099	137,864
Rent	300,242	40,241
Total non-current	301,341	178,105
Total Deposits	$ 1,722,587	$ 328,427